Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Net income	$ 157,436	$ 133,932	$ 136,726
Other comprehensive income, net of tax:
Net unrealized holding losses on securities available for sale arising during period (net of tax effects of $(2,586), $(16,585), and $(6,593))	(4,803)	(30,801)	(12,243)
Reclassification adjustment for losses on securities available for sale included in net income (net of tax effects of $1,671, $919, and $1,289)	3,103	1,707	2,393
Reclassification adjustment for impairment charges on available for sale securities included in net income (net of tax effects of $0, $124, and $334)		230	620
Other comprehensive (loss) income, net of tax	(1,700)	(28,864)	(9,230)
Comprehensive income	$ 155,736	$ 105,068	$ 127,496